Document and Entity Information	Aug. 11, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001680581
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Registrant Name	Fulcrum Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38978
Entity Tax Identification Number	47-4839948
Entity Address, Address Line One	26 Landsdowne Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	651-8851
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	FULC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false